UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

(Registrant’s telephone number, including area code)

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

PIA BBB Bond Fund
PBBBX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA BBB Bond Fund	$18	0.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark, the Bloomberg U.S. Credit Baa Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2023, through November 30, 2024, regarding the PIA BBB Bond Fund for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.
The PIA BBB Bond Fund returned 9.04% for the twelve-month period ended November 30, 2024, versus the Bloomberg U.S. Credit Baa Bond Index return of 9.37%. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s weighting in primarily Baa rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
Bond Market in Review - The yields on 2-year, 5-year, 10-year and 30-year Treasuries decreased by 53, 22, 16 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds decreased from 104 to 78 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 56 to 41 basis points, and the average life decreased from 8.0 to 7.4 years.
We believe that the PIA BBB Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds.
Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2024. We look forward to reporting to you again with the semi-annual report dated May 31, 2025.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
PIA BBB Bond Fund	PAGE 1	TSR-AR-007989577

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA BBB Bond Fund	9.04	0.78	2.63
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. Credit Baa Bond Index	9.37	1.09	2.91
Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$217,975,405
Number of Holdings	299
Net Advisory Fee	$0
Portfolio Turnover	9%
Average Credit Quality	BBB
Effective Duration	6.96 years
Weighted Average Maturity	11.10 years
Weighted Average Life	10.80 years
Distribution Yield	3.48%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.15%
Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.
PIA BBB Bond Fund	PAGE 2	TSR-AR-007989577

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (%)

Top 10 Issuers	(%)
AT&T, Inc.	2.4%
Verizon Communications, Inc.	2.3%
Oracle Corp.	2.2%
U.S. Treasury Note/Bond	2.2%
CVS Health Corp.	1.8%
Pacific Gas and Electric Co.	1.7%
T-Mobile USA, Inc.	1.5%
Boeing Co.	1.5%
Mexico Government International Bond	1.5%
Amgen, Inc.	1.5%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA BBB Bond Fund	PAGE 3	TSR-AR-007989577

PIA MBS Bond Fund
PMTGX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA MBS Bond Fund	$27	0.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark Bloomberg U.S. MBS Fixed Rate Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The PIA MBS Bond Fund returned 7.04% for the twelve-month period ended December 1, 2024, while the Bloomberg U.S. MBS Fixed Rate Index returned 7.33%. 15-year MBS performed well during the period, and the Fund’s underweight in 15-year MBS was the main detractor from performance. Ginnie Mae 30-year MBS underperformed conventional 30-year MBS (Fannie Mae and Freddie Mac), and the Fund’s underweight in Ginnie Mae mortgages was a positive. Higher coupon mortgage pools generally underperformed lower coupon mortgages, and the underweight in higher coupon pools was a positive.
The Bloomberg U.S. Aggregate Index returned 6.88% during the period. Relative to this index, the Fund’s overweight to securitized sectors and the underweight in treasuries were positives. The Fund doesn’t have any exposure to the corporate credit sector, and this was a negative.
Bond Market in Review - The yields on 2-year, 5-year, 10-year and 30-year Treasuries decreased by 53, 22, 16 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds decreased from 104 to 78 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 56 to 41 basis points, and the average life decreased from 8.0 to 7.4 years.
We believe that the PIA MBS Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of agency mortgage-backed securities.
Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2024. We look forward to reporting to you again with the semi-annual report dated May 31, 2025.

Top Contributors
↑	FNMA 2.5% 30yr pools
↑	FNMA 3.0% 30yr pools
↑	FNMA 3.5% 30yr pools

Top Detractors
↓	Treasury Bills
↓	GNMAII 2.0% 30yr pools
↓	FNMA 5.5% 30yr pools
PIA MBS Bond Fund	PAGE 1	TSR-AR-007989494

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA MBS Bond Fund	7.04	-0.34	0.99
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. MBS Fixed Rate Index	7.33	-0.35	1.09
Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$98,298,018
Number of Holdings	80
Net Advisory Fee	$0
Portfolio Turnover	17%
Average Credit Quality	Aaa
Effective Duration	5.44 years
Weighted Average Maturity	24.40 years
Weighted Average Life	7.89 years
Distribution Yield	3.42%
30-Day SEC Yield	3.84%
30-Day SEC Yield Unsubsidized	3.81%
Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.
PIA MBS Bond Fund	PAGE 2	TSR-AR-007989494

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (%)

Top 10 Issuers	(%)
FHLMC	35.9%
FNMA	33.3%
GNMA	19.6%
U.S. Treasury Bill	6.4%
Invitation Homes Trust	1.4%
CF Hippolyta Issuer LLC	1.3%
Fidelity Government Portfolio	0.9%
SAFCO Auto Receivables Trust	0.5%
BX Trust	0.4%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA MBS Bond Fund	PAGE 3	TSR-AR-007989494

PIA High Yield MACS Fund
PIAMX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the PIA High Yield MACS Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield MACS Fund	$18	0.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2023 through November 30, 2024, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 14.45%, after fees and expenses, for the twelve months ended November 30, 2024, versus 12.71% for the Index.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and Caa(s), the superior performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.375 2/1/2030
↑	TMS International Corp./DE 6.250 4/15/2029
↑	Iris Holdings, Inc. 8.750 2/15/2026
↑	TKC Holdings, Inc. 10.500 5/15/2029
↑	Spanish Broadcasting System, Inc. 9.750 3/1/2026

Top Detractors
↓	Urban One, Inc. 7.375 2/1/2028
↓	ASP Unifrax Holdings, Inc. 5.525 9/30/2028
↓	H-Food Holdings LLC / Hearthside Finance Co., Inc. 8.500 6/1/2026
↓	ModivCare Escrow Issuer, Inc. 5.000 10/1/2029
↓	OT Merger Corp. 7.875 10/15/2029
PIA High Yield MACS Fund	PAGE 1	TSR-AR-00770X378

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/26/2017)
PIA High Yield MACS Fund	14.45	6.87	5.96
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.27
Bloomberg U.S. High Yield Corporate Bond Index	12.71	4.72	4.80
Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$177,855,006
Number of Holdings	115
Net Advisory Fee	$0
Portfolio Turnover	29%
Average Credit Quality	B
Effective Duration	2.68 years
Weighted Average Maturity	4.10 years
Weighted Average Life	4.10 years
Distribution Yield	7.39%
30-Day SEC Yield	9.41%
30-Day SEC Yield Unsubsidized	9.41%
Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.
PIA High Yield MACS Fund	PAGE 2	TSR-AR-00770X378

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (%)

Top 10 Issuers	(%)
TKC Holdings, Inc.	1.7%
Verde Purchaser LLC	1.6%
Consolidated Energy Finance SA	1.6%
Mercer International, Inc.	1.6%
Rocket Software, Inc.	1.6%
Iris Holdings, Inc.	1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.5%
TMS International Corp./DE	1.4%
ITT Holdings LLC	1.4%
Fidelity Government Portfolio	1.4%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield MACS Fund	PAGE 3	TSR-AR-00770X378

PIA High Yield Fund
PHYSX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield Fund	$85	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2023 through November 30, 2024, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund outperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 13.73%, after fees and expenses, for the twelve months ended November 30, 2024, versus 12.71% for the Index.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the outperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the worst performing ratings cohort, while overweight B(s) and Caa(s), the superior performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	Polar US Borrower LLC / Schenectady International Group, Inc. 6.750 5/15/2026
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.375 2/1/2030
↑	Iris Holdings, Inc. 8.750 2/15/2026
↑	TMS International Corp./DE 6.25 4/15/2029
↑	TKC holdings, Inc. 10.500 5/15/2029

Top Detractors
↓	ASP Unifrax Holdings, Inc. 5.250 9/30/2028
↓	Urban One, Inc. 7.375 2/1/2028
↓	OT Merger Corp 7.875 10/15/2029
↓	ModivCare Escrow Issuer, Inc. 5.000 10/1/2029
↓	Bally’s Corporation 5.875 9/1/2031
PIA High Yield Fund	PAGE 1	TSR-AR-007989163

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA High Yield Fund	13.73	6.33	5.54
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. High Yield Corporate Bond Index	12.71	4.72	5.06
Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$93,488,638
Number of Holdings	113
Net Advisory Fee	$250,945
Portfolio Turnover	43%
Average Credit Quality	B
Effective Duration	2.48 years
Weighted Average Maturity	3.80 years
Weighted Average Life	3.78 years
Distribution Yield	6.70%
30-Day SEC Yield	8.28%
30-Day SEC Yield Unsubsidized	8.06%
Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.
PIA High Yield Fund	PAGE 2	TSR-AR-007989163

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	10.5%
Consolidated Energy Finance SA	1.7%
TKC Holdings, Inc.	1.4%
TMS International Corp./DE	1.3%
Mercer International, Inc.	1.3%
NGL Energy Operating LLC / NGL Energy Finance Corp.	1.3%
Xerox Holdings Corp.	1.3%
Alta Equipment Group, Inc.	1.3%
Cerdia Finanz GmbH	1.3%
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	1.2%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/high-yield-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield Fund	PAGE 3	TSR-AR-007989163

PIA Short Term Securities Fund
PIASX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the PIA Short Term Securities Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA Short Term Securities Fund	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the ICE BofA 1-Year US Treasury Note Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2023 through November 30, 2024, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
For the twelve months ended November 30, 2024, the Fund generated a total return, including the reinvestment of dividends and capital gains, of 5.95%, versus a total return of 5.01% for the Fund’s secondary benchmark, the ICE BofA 1-Year U.S. Treasury Note Index.
The Fund’s outperformance versus the ICE BofA 1-Year U.S. Treasury Note Index during the reporting period can be primarily attributed to an overweight in investment grade corporate debt securities, with financial, utility and industrial credits all outperforming equivalent duration U.S. Treasuries based on excess returns. The Fund also benefited from its weighting in commercial mortgage-backed securities and asset-backed securities.
The Bloomberg U.S. Aggregate Index returned 6.88% during the reporting period. The Fund’s substantially shorter duration is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Bond Market in Review - The yields on 1-year, 2-year and 3-year Treasuries decreased by 84, 53 and 35 basis points, respectively, and the yields on 5-year, 10-year and 30-year Treasuries decreased by 22, 16 and 13 basis points, respectively, during the reporting period. The average credit spread on investment grade corporate bonds decreased from 104 to 78 basis points and the average option-adjusted spread on fixed rate agency mortgage-backed securities decreased from 56 to 41 basis points.
Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2024. We look forward to reporting to you again with the semi-annual report dated May 31, 2025.

Top Contributors
↑	1. Investment grade corporate debt securities, comprised of financial, utility and industrial credits, all outperformed equivalent duration U.S. Treasuries based on excess returns.

Top Detractors
↓	None
PIA Short Term Securities Fund	PAGE 1	TSR-AR-007989551

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
PIA Short Term Securities Fund	5.95	2.29	1.82
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
ICE BofA 1-Year U.S. Treasury Note Index	5.01	1.96	1.57
Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$159,779,771
Number of Holdings	108
Net Advisory Fee	$281,880
Portfolio Turnover	64%
Average Credit Quality	Aa
Effective Duration	1.15 years
Weighted Average Maturity	2.70 years
Weighted Average Life	1.36 years
Distribution Yield	4.31%
30-Day SEC Yield	4.59%
30-Day SEC Yield Unsubsidized	4.58%
Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.
PIA Short Term Securities Fund	PAGE 2	TSR-AR-007989551

WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (%)

Top 10 Issuers	(%)
U.S. Treasury Note/Bond	15.4%
U.S. Treasury Bill	15.1%
BX Trust	5.8%
Sonoco Products Co.	2.5%
AEGON Funding Co. LLC	1.9%
CONE Trust	1.9%
Quanta Services, Inc.	1.9%
Tesla Auto Lease Trust	1.9%
FCI Funding	1.8%
Fidelity Government Portfolio	1.7%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA Short Term Securities Fund	PAGE 3	TSR-AR-007989551

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE11/30/2023
(a) Audit Fees	$97,500	$95,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$18,000	18,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PIA FUNDS
BBB Bond Fund
MBS Bond Fund
High Yield (MACS) Fund
Core Financial Statements
November 30, 2024

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024

	Par	Value
CORPORATE BONDS - 91.4%
Aerospace/Defense - 3.3%
Boeing Co.
5.15%, 05/01/2030	$1,950,000	$1,942,380
5.71%, 05/01/2040	1,400,000	1,358,512
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	540,728
Northrop Grumman Corp.
4.40%, 05/01/2030	1,000,000	986,622
4.95%, 03/15/2053	500,000	471,562
RTX Corp.
3.50%, 03/15/2027	1,000,000	975,985
4.35%, 04/15/2047	1,000,000	864,120
		7,139,909
Agriculture - 2.1%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	147,858
3.40%, 05/06/2030	1,600,000	1,488,744
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	923,050
4.54%, 08/15/2047	400,000	332,424
5.65%, 03/16/2052	800,000	768,774
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	586,867
Reynolds American, Inc., 4.45%, 06/12/2025	372,000	371,334
		4,619,051
Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	504,388
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	200,000	199,631
		704,019
Auto Manufacturers - 2.8%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	481,463
6.80%, 11/07/2028	500,000	523,500
7.12%, 11/07/2033	1,000,000	1,075,863
6.13%, 03/08/2034	500,000	504,482
General Motors Co., 5.20%, 04/01/2045	400,000	365,780
General Motors Financial Co., Inc.
4.00%, 01/15/2025	600,000	599,176
3.60%, 06/21/2030	1,300,000	1,204,337
2.35%, 01/08/2031	1,500,000	1,278,677
		6,033,278
Banks - 6.8%
Barclays PLC
4.84%, 05/09/2028	1,000,000	989,942
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,023,260
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	529,475

The accompanying notes are an integral part of these financial statements.

1

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Citigroup, Inc.
4.45%, 09/29/2027	$1,700,000	$1,682,268
5.30%, 05/06/2044	540,000	534,224
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	513,620
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	510,701
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	1,000,000	979,312
Deutsche Bank AG/New York NY, 4.10%, 01/13/2026	1,000,000	990,765
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	490,725
8.25%, 03/01/2038	225,000	275,448
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,052,557
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,224,540
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	795,691
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	519,369
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	744,557
Santander Holdings USA, Inc.
3.45%, 06/02/2025	700,000	694,168
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,032,486
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	225,642
		14,808,750
Beverages - 0.9%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	633,803
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	925,403
4.50%, 04/15/2052	500,000	433,856
		1,993,062
Biotechnology - 2.5%
Amgen, Inc.
2.20%, 02/21/2027	1,000,000	950,472
5.25%, 03/02/2033	1,000,000	1,016,572
2.80%, 08/15/2041	500,000	364,537
4.66%, 06/15/2051	1,006,000	891,805
Biogen, Inc., 2.25%, 05/01/2030	700,000	611,501
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,100,000	930,423
2.60%, 10/01/2040	500,000	362,087
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	418,368
		5,545,765
Building Materials - 0.4%
Carrier Global Corp., 2.70%, 02/15/2031	240,000	212,278
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	611,775
		824,053

The accompanying notes are an integral part of these financial statements.

2

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Chemicals - 1.5%
Dow Chemical Co.
7.38%, 11/01/2029	$396,000	$440,360
6.90%, 05/15/2053	500,000	578,207
DuPont de Nemours, Inc., 4.73%, 11/15/2028	1,000,000	1,008,706
Nutrien Ltd., 2.95%, 05/13/2030	700,000	638,516
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	505,924
		3,171,713
Commercial Services - 0.6%
Equifax, Inc., 3.10%, 05/15/2030	500,000	458,938
Global Payments, Inc., 1.20%, 03/01/2026	500,000	477,937
Moody’s Corp.
2.00%, 08/19/2031	250,000	211,181
3.10%, 11/29/2061	250,000	160,237
		1,308,293
Computers - 1.6%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	642,000	652,010
6.20%, 07/15/2030	500,000	531,358
3.45%, 12/15/2051	181,000	130,048
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	700,000	700,858
4.85%, 10/15/2031	1,000,000	990,854
HP, Inc., 5.50%, 01/15/2033	500,000	512,896
		3,518,024
Diversified Financial Services - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,331,417
Air Lease Corp.
2.88%, 01/15/2026	450,000	440,421
5.30%, 02/01/2028	1,000,000	1,015,962
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	450,786
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	1,000,000	983,848
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,365,516
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	526,884
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	515,989
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	908,552
Synchrony Financial, 4.50%, 07/23/2025	500,000	498,346
		8,037,721
Electric - 6.8%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	513,858
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	529,364
Black Hills Corp., 6.00%, 01/15/2035	500,000	526,833
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	256,408
Dominion Energy, Inc., 2.25%, 08/15/2031	500,000	425,330
Dominion Resources, Inc., 4.90%, 08/01/2041	470,000	438,810

The accompanying notes are an integral part of these financial statements.

3

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
DTE Energy Co., 1.05%, 06/01/2025	$600,000	$588,875
Duke Energy Corp.
2.45%, 06/01/2030	950,000	842,223
3.30%, 06/15/2041	1,000,000	762,140
El Paso Electric Co., 6.00%, 05/15/2035	850,000	879,895
Eversource Energy, 2.55%, 03/15/2031	500,000	435,076
Exelon Corp., 5.45%, 03/15/2034	600,000	615,140
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	605,274
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	501,680
2.25%, 06/01/2030	400,000	351,322
5.25%, 03/15/2034	600,000	608,127
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,601,689
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	571,362
Southern Co., 3.25%, 07/01/2026	1,000,000	979,611
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	270,955
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	422,653
		14,726,625
Electronics - 0.3%
Fortive Corp., 3.15%, 06/15/2026	750,000	732,363
Entertainment - 1.0%
WarnermediaHoldings, Inc.
4.28%, 03/15/2032	1,000,000	902,769
5.14%, 03/15/2052	1,500,000	1,206,787
		2,109,556
Environmental Control - 0.7%
Republic Services, Inc., 0.88%, 11/15/2025	1,000,000	964,996
Waste Connections, Inc., 4.20%, 01/15/2033	500,000	476,180
		1,441,176
Food - 2.7%
ConAgra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,397,722
General Mills, Inc., 2.25%, 10/14/2031	700,000	595,879
Kroger Co., 2.20%, 05/01/2030	1,000,000	877,905
Mondelez International, Inc., 1.50%, 02/04/2031	2,000,000	1,664,437
Sysco Corp.
5.95%, 04/01/2030	464,000	488,478
3.15%, 12/14/2051	400,000	272,190
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	588,844
		5,885,455
Forest Products & Paper - 0.3%
International Paper Co., 6.00%, 11/15/2041	700,000	748,733

The accompanying notes are an integral part of these financial statements.

4

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Gas - 0.3%
NiSource Finance Corp., 5.25%, 02/15/2043	$400,000	$392,278
NiSource, Inc., 5.35%, 04/01/2034	250,000	254,478
		646,756
Hand/Machine Tools - 0.1%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	290,775
Healthcare-Products - 1.3%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	185,934
Boston Scientific Corp., 2.65%, 06/01/2030	560,000	505,672
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	523,858
Solventum Corp., 5.60%, 03/23/2034(a)	500,000	507,830
Stryker Corp., 1.95%, 06/15/2030	700,000	607,523
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	500,000	491,810
		2,822,627
Healthcare-Services - 3.5%
Cigna Group
4.50%, 02/25/2026	327,000	326,501
2.40%, 03/15/2030	1,391,000	1,236,206
3.40%, 03/15/2050	600,000	425,208
CommonSpirit Health, 2.78%, 10/01/2030	600,000	538,975
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	516,899
4.65%, 08/15/2044	600,000	538,859
5.13%, 02/15/2053	1,000,000	942,342
HCA, Inc.
4.13%, 06/15/2029	1,000,000	965,693
5.60%, 04/01/2034	1,000,000	1,011,615
4.38%, 03/15/2042	600,000	509,579
Humana, Inc., 4.88%, 04/01/2030	500,000	498,563
		7,510,440
Home Builders - 0.2%
DR Horton, Inc., 2.60%, 10/15/2025	500,000	491,182
Household Products/Wares - 0.2%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	485,271
Insurance - 3.4%
Aon Corp., 2.80%, 05/15/2030	600,000	543,823
CNA Financial Corp., 5.13%, 02/15/2034	500,000	502,029
CorebridgeFinancial, Inc.
3.90%, 04/05/2032	500,000	464,365
6.05%, 09/15/2033	500,000	528,928
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,720,230

The accompanying notes are an integral part of these financial statements.

5

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - (Continued)
Lincoln National Corp.
3.80%, 03/01/2028	$120,000	$116,681
5.85%, 03/15/2034	500,000	519,912
Mercury General Corp., 4.40%, 03/15/2027	500,000	492,469
Metlife, Inc., 6.40%, 12/15/2036	855,000	890,453
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,029,907
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	482,703
		7,291,500
Internet - 0.2%
eBay, Inc., 2.60%, 05/10/2031	500,000	438,439
Investment Companies - 0.7%
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	507,926
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	981,861
		1,489,787
Iron/Steel - 0.2%
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	516,335
Lodging - 0.7%
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	503,937
Sands China Ltd., 2.30%, 03/08/2027	1,000,000	929,032
		1,432,969
Machinery-Diversified - 0.9%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	506,091
IDEX Corp., 3.00%, 05/01/2030	1,000,000	910,246
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	517,420
		1,933,757
Media - 2.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	857,990
2.30%, 02/01/2032	1,000,000	808,214
3.90%, 06/01/2052	1,000,000	681,021
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	904,907
Paramount Global, 4.38%, 03/15/2043	610,000	469,468
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	930,525
		4,652,125
Mining - 0.7%
Newmont Corp., 4.88%, 03/15/2042	800,000	759,016
Southern Copper Corp., 6.75%, 04/16/2040	750,000	820,942
		1,579,958
Miscellaneous Manufacturing - 0.5%
Parker-Hannifin Corp., 3.25%, 06/14/2029	550,000	520,540
Textron, Inc., 6.10%, 11/15/2033	500,000	532,123
		1,052,663

The accompanying notes are an integral part of these financial statements.

6

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil & Gas - 3.0%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	$700,000	$631,153
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	977,521
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	449,655
Hess Corp., 5.60%, 02/15/2041	800,000	817,713
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	995,121
Phillips 66, 1.30%, 02/15/2026	950,000	912,392
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	371,617
Valero Energy Corp.
2.80%, 12/01/2031	750,000	652,177
6.63%, 06/15/2037	655,000	720,101
		6,527,450
Oil & Gas Services - 0.4%
Halliburton Co.
3.80%, 11/15/2025	24,000	23,777
2.92%, 03/01/2030	1,000,000	913,049
		936,826
Packaging & Containers - 0.2%
WRKCo, Inc., 3.90%, 06/01/2028	500,000	486,085
Pharmaceuticals - 2.7%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	251,293
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	497,522
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	121,449
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,011,936
5.13%, 07/20/2045	500,000	450,006
5.05%, 03/25/2048	1,000,000	886,900
6.05%, 06/01/2054	500,000	506,243
Viatris, Inc., 2.70%, 06/22/2030	600,000	526,631
Zoetis, Inc., 2.00%, 05/15/2030	600,000	521,593
		5,773,573
Pipelines - 6.5%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	447,692
Enbridge, Inc.
3.13%, 11/15/2029	1,000,000	927,391
3.40%, 08/01/2051	250,000	178,655
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,218,557
5.00%, 05/15/2050	1,000,000	892,886
Enterprise Products Operating LLC
4.85%, 08/15/2042	850,000	803,472
3.30%, 02/15/2053	500,000	351,320

The accompanying notes are an integral part of these financial statements.

7

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - (Continued)
Kinder Morgan Energy Partners, 5.80%, 03/15/2035	$1,270,000	$1,315,004
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	511,270
5.55%, 06/01/2045	700,000	684,146
MPLX LP
4.25%, 12/01/2027	1,315,000	1,298,644
4.95%, 03/14/2052	600,000	534,264
ONEOK, Inc.
3.20%, 03/15/2025	500,000	496,786
6.10%, 11/15/2032	500,000	529,326
5.70%, 11/01/2054	500,000	497,851
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	514,671
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054(a)	1,000,000	1,013,730
Targa Resources Corp., 5.20%, 07/01/2027	500,000	506,452
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,058,662
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	473,773
		14,254,552
REITs - 5.1%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	511,398
American Tower Corp.
2.75%, 01/15/2027	500,000	480,912
1.88%, 10/15/2030	1,000,000	847,414
Boston Properties LP, 3.25%, 01/30/2031	675,000	599,851
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	430,512
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	486,111
2.25%, 01/15/2031	600,000	510,605
Equinix, Inc.
1.55%, 03/15/2028	500,000	453,041
3.90%, 04/15/2032	100,000	93,900
Essex Portfolio LP, 3.38%, 04/15/2026	1,000,000	980,430
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	523,857
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	218,555
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	317,678
Kimco Realty OP LLC, 6.40%, 03/01/2034	500,000	547,449
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	859,448
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	942,219
Store Capital LLC, 4.50%, 03/15/2028	810,000	789,914
Ventas Realty LP, 5.63%, 07/01/2034	600,000	618,861
Welltower OP LLC, 2.75%, 01/15/2031	700,000	621,599
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	257,380
		11,091,134

The accompanying notes are an integral part of these financial statements.

8

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Retail - 3.2%
AutoZone, Inc., 4.75%, 08/01/2032	$500,000	$493,049
Genuine Parts Co., 1.88%, 11/01/2030	500,000	420,001
Lowe’s Cos., Inc.
4.50%, 04/15/2030	1,000,000	990,794
1.70%, 10/15/2030	500,000	423,240
5.63%, 04/15/2053	1,000,000	1,013,422
McDonald’s Corp.
3.50%, 07/01/2027	1,100,000	1,073,854
4.88%, 12/09/2045	550,000	515,420
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	888,130
Tractor Supply Co., 1.75%, 11/01/2030	500,000	422,213
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	1,000,000	813,161
		7,053,284
Semiconductors - 2.7%
Broadcom, Inc.
4.15%, 11/15/2030	431,000	416,893
3.42%, 04/15/2033(a)	1,500,000	1,334,239
3.19%, 11/15/2036(a)	55,000	45,235
4.93%, 05/15/2037(a)	583,000	566,019
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,500,583
5.60%, 02/21/2054	1,000,000	948,781
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	213,770
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	497,478
2.50%, 05/11/2031	500,000	432,302
		5,955,300
Software - 3.5%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	606,580
Fiserv, Inc.
3.85%, 06/01/2025	600,000	596,338
5.63%, 08/21/2033	500,000	518,447
Oracle Corp.
1.65%, 03/25/2026	1,685,000	1,620,390
3.65%, 03/25/2041	1,400,000	1,133,016
3.95%, 03/25/2051	1,350,000	1,054,393
5.55%, 02/06/2053	1,000,000	1,000,885
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	598,369
VMware LLC, 4.65%, 05/15/2027	550,000	549,276
		7,677,694
Telecommunications - 8.0%
AT&T, Inc.
2.30%, 06/01/2027	1,400,000	1,324,546
2.55%, 12/01/2033	875,000	721,364

The accompanying notes are an integral part of these financial statements.

9

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - (Continued)
3.50%, 09/15/2053	$2,368,000	$1,693,926
3.55%, 09/15/2055	1,196,000	850,848
3.80%, 12/01/2057	727,000	535,524
British Telecommunications PLC, 9.63%, 12/15/2030	855,000	1,052,213
Deutsche Telekom International Finance, 8.75%, 06/15/2030	345,000	406,737
France Telecom SA, 5.38%, 01/13/2042	575,000	573,229
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	510,481
Rogers Communications, Inc., 5.00%, 03/15/2044	989,000	919,840
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	536,725
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,529,075
2.25%, 11/15/2031	600,000	507,626
3.40%, 10/15/2052	1,100,000	781,202
5.65%, 01/15/2053	500,000	510,482
Verizon Communications, Inc.
3.15%, 03/22/2030	550,000	509,155
2.55%, 03/21/2031	336,000	293,880
4.78%, 02/15/2035(a)	974,000	950,075
4.86%, 08/21/2046	1,500,000	1,401,614
3.55%, 03/22/2051	2,000,000	1,487,746
2.99%, 10/30/2056	600,000	380,020
		17,476,308
Transportation - 2.0%
Canadian Pacific Railway Co., 2.90%, 02/01/2025	700,000	697,574
CSX Corp., 6.22%, 04/30/2040	1,390,000	1,540,003
FedEx Corp., 3.25%, 05/15/2041	1,000,000	760,358
Kirby Corp., 4.20%, 03/01/2028	450,000	440,366
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	217,629
2.90%, 08/25/2051	1,000,000	657,707
		4,313,637
Trucking & Leasing - 0.5%
GATX Corp., 1.90%, 06/01/2031	1,300,000	1,077,593
Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	590,163
TOTAL CORPORATE BONDS (Cost $217,878,169)		199,195,729

The accompanying notes are an integral part of these financial statements.

10

PIA BBB Bond Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.1%
Columbia Government International Bond, 3.88%, 04/25/2027	$600,000	$578,545
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	474,105
4.70%, 02/10/2034	500,000	487,650
5.15%, 09/10/2054	500,000	483,745
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,259,477
4.75%, 03/08/2044	2,490,000	1,997,430
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,259,952
6.70%, 01/26/2036	750,000	742,320
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	332,700
6.55%, 03/14/2037	1,050,000	1,139,094
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,618,163
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	783,372
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $13,135,767)		11,156,553
U.S. TREASURY SECURITIES - 2.1%
U.S. Treasury Note/Bond,4.25%, 02/15/2054	4,800,000	4,689,656
TOTAL U.S. TREASURY SECURITIES (Cost $4,693,051)		4,689,656
	Shares
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Fidelity Government Portfolio - Class Institutional, 4.51%(b)	613,334	613,334
TOTAL SHORT-TERM INVESTMENTS (Cost $613,334)		613,334
TOTAL INVESTMENTS - 98.9% (Cost $236,320,321)		$215,655,272
Other Assets in Excess of Liabilities - 1.1%		2,320,133
TOTAL NET ASSETS - 100.0%		$217,975,405

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $4,417,128 or 2.0% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

	Par	Value
MORTGAGE-BACKED SECURITIES - 89.2%
Commercial Mortgage-Backed Securities - 0.4%
BX Trust, Series 2021-RISE, Class B, 5.97% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	$371,945	$369,454
U.S. Government Securities - 88.8%(b)
FHLMC
Pool G04832, 5.00%, 10/01/2038	49,146	49,834
Pool G08741, 3.00%, 01/01/2047	272,843	243,150
Pool QD0505, 2.50%, 11/01/2051	1,438,344	1,205,286
Pool QD2700, 2.50%, 12/01/2051	1,295,887	1,093,917
Pool QD3120, 3.00%, 12/01/2051	1,392,511	1,217,317
Pool QD7063, 2.50%, 02/01/2052	741,552	626,536
Pool QD7338, 2.00%, 02/01/2052	1,294,014	1,041,658
Pool QF6264, 2.50%, 01/01/2053	292,856	245,857
Pool RA5559, 2.50%, 07/01/2051	1,844,828	1,545,931
Pool RA6012, 3.00%, 10/01/2051	1,433,674	1,253,320
Pool RA6528, 2.50%, 02/01/2052	1,813,682	1,524,621
Pool SD1285, 3.50%, 06/01/2052	1,450,819	1,316,885
Pool SD1287, 3.50%, 06/01/2052	1,439,588	1,305,984
Pool SD3275, 5.50%, 07/01/2053	1,780,923	1,788,463
Pool SD8172, 2.00%, 10/01/2051	1,822,882	1,466,917
Pool SD8193, 2.00%, 02/01/2052	1,704,851	1,370,649
Pool SD8194, 2.50%, 02/01/2052	1,254,912	1,055,376
Pool SD8199, 2.00%, 03/01/2052	1,296,768	1,041,803
Pool SD8204, 2.00%, 04/01/2052	1,747,632	1,404,043
Pool SD8214, 3.50%, 05/01/2052	1,704,335	1,547,250
Pool SD8275, 4.50%, 12/01/2052	1,332,226	1,280,715
Pool SD8284, 3.00%, 01/01/2053	2,414,977	2,107,145
Pool SD8312, 2.50%, 01/01/2053	1,074,648	904,633
Pool SD8336, 3.50%, 04/01/2053	1,891,072	1,715,929
Pool SD8341, 5.00%, 07/01/2053	1,885,696	1,853,698
Pool SD8383, 5.50%, 12/01/2053	1,860,003	1,859,654
Pool SD8406, 4.00%, 01/01/2054	2,000,000	1,871,782
Pool SD8428, 4.00%, 05/01/2054	1,435,021	1,342,795
FNMA
Pool AU3363, 3.00%, 08/01/2043	375,376	339,660
Pool AZ0504, 3.00%, 06/01/2045	491,993	440,701
Pool BM4135, 4.50%, 05/01/2048	325,336	316,998
Pool BU7884, 2.50%, 01/01/2052	1,546,830	1,305,118
Pool BV2451, 3.00%, 06/01/2052	1,893,483	1,652,875
Pool BV5577, 2.50%, 05/01/2052	1,881,886	1,586,136
Pool BW1298, 5.50%, 11/01/2052	1,550,688	1,553,669
Pool BW9886, 4.50%, 10/01/2052	1,811,300	1,741,268
Pool CB0381, 2.00%, 05/01/2051	1,887,311	1,514,357
Pool FM7827, 3.00%, 12/01/2050	1,031,107	916,406
Pool FM8407, 3.00%, 08/01/2051	1,156,206	1,022,779
Pool FM9646, 2.00%, 11/01/2051	1,168,678	937,713

The accompanying notes are an integral part of these financial statements.

12

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
U.S. Government Securities - (Continued)
Pool FS5387, 2.50%, 05/01/2052	$1,919,788	$1,608,680
Pool MA2670, 3.00%, 07/01/2046	326,693	291,072
Pool MA3415, 4.00%, 07/01/2048	123,749	117,356
Pool MA4547, 2.00%, 02/01/2052	1,723,187	1,385,803
Pool MA4548, 2.50%, 02/01/2052	1,668,286	1,402,133
Pool MA4563, 2.50%, 03/01/2052	1,611,675	1,354,043
Pool MA4577, 2.00%, 04/01/2052	1,515,529	1,217,486
Pool MA4578, 2.50%, 04/01/2052	1,718,356	1,444,176
Pool MA4579, 3.00%, 04/01/2052	1,694,526	1,481,349
Pool MA4654, 3.50%, 07/01/2052	1,445,295	1,312,120
Pool MA4732, 4.00%, 09/01/2052	1,334,556	1,249,834
Pool MA4783, 4.00%, 10/01/2052	1,325,718	1,241,553
Pool MA4867, 4.50%, 01/01/2053	1,864,603	1,793,246
Pool MA4940, 5.00%, 03/01/2053	1,806,990	1,776,939
Pool MA5037, 4.50%, 06/01/2053	1,848,477	1,776,602
GNMA
Pool 726311, 5.00%, 09/15/2039	117,612	117,409
Pool AW1730, 3.00%, 05/15/2047	756,096	673,611
Pool AZ5554, 3.00%, 08/15/2047	321,052	287,126
Pool MA6089, 3.00%, 08/20/2049	136,823	122,283
Pool MA6153, 3.00%, 09/20/2049	357,140	318,894
Pool MA6338, 3.00%, 12/20/2049	376,407	335,477
Pool MA7826, 2.00%, 01/20/2052	1,627,022	1,339,051
Pool MA7827, 2.50%, 01/20/2052	1,603,306	1,371,107
Pool MA7880, 2.00%, 02/20/2052	1,776,384	1,461,746
Pool MA7936, 2.50%, 03/20/2052	1,215,172	1,039,181
Pool MA7987, 2.50%, 04/20/2052	1,752,844	1,498,980
Pool MA8044, 3.50%, 05/20/2052	1,486,683	1,360,215
Pool MA8099, 3.50%, 06/20/2052	1,676,736	1,534,100
Pool MA8147, 2.50%, 07/20/2052	1,719,564	1,470,521
Pool MA8266, 3.50%, 09/20/2052	1,426,848	1,305,465
Pool MA8267, 4.00%, 09/20/2052	1,776,276	1,672,641
Pool MA9538, 4.00%, 03/20/2054	1,999,998	1,880,668
Pool MA9723, 4.50%, 06/20/2054	1,485,726	1,434,406
		87,284,101
TOTAL MORTGAGE-BACKED SECURITIES (Cost $93,334,569)		87,653,555
ASSET-BACKED SECURITIES - 3.3%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060(a)	1,349,178	1,312,527
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041(a)	1,500,000	1,415,546
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028(a)	500,000	505,295
TOTAL ASSET-BACKED SECURITIES (Cost $3,268,485)		3,233,368

The accompanying notes are an integral part of these financial statements.

13

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 0.9%
Fidelity Government Portfolio - Class Institutional, 4.51%(c)	899,837	$899,837
	Par
U.S. Treasury Bills - 6.4%
4.86%, 12/10/2024(d)	$ 4,800,000	4,795,179
4.53%, 02/18/2025(d)	1,500,000	1,485,846
		6,281,025
TOTAL SHORT-TERM INVESTMENTS (Cost $7,179,358)		7,180,862
TOTAL INVESTMENTS - 99.8% (Cost $103,782,412)		$98,067,785
Other Assets in Excess of Liabilities - 0.2%		230,233
TOTAL NET ASSETS - 100.0%		$ 98,298,018

Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA - Government National Mortgage Association
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $3,602,822 or 3.7% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

14

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

	Par	Value
CORPORATE BONDS - 96.0%
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)	$ 1,800,000	$1,865,223
Airlines - 1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	2,945,000	2,600,448
Auto Manufacturers - 1.0%
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	1,750,000	1,746,641
Building Materials - 3.6%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(a)	1,995,000	2,025,573
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	750,000	763,950
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	1,775,000	1,708,189
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	1,650,000	1,637,274
8.88%, 11/15/2031(a)	350,000	372,691
		6,507,677
Chemicals - 11.2%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	2,597,000	1,264,121
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	1,975,000	2,067,011
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	1,675,000	1,445,361
12.00%, 02/15/2031(a)	1,425,000	1,431,779
GPD Cos., Inc., 10.13%, 04/01/2026(a)	2,570,000	2,479,047
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	2,084,000	1,838,057
Innophos Holdings, Inc., 9.38%, 02/15/2028(a)	300,000	301,560
Iris Holdings, Inc., 8.75% (includes 9.50% PIK), 02/15/2026(a)	2,620,000	2,634,434
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	1,350,000	1,362,829
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	1,910,000	2,052,080
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	1,000,000	955,110
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	2,250,000	2,129,139
		19,960,528
Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,065,000	1,909,477
Commercial Services - 11.3%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	2,250,000	2,136,668
Champions Financing, Inc., 8.75%, 02/15/2029(a)	1,925,000	1,937,561
Cimpress PLC, 7.38%, 09/15/2032(a)	1,300,000	1,304,279
CPI CG, Inc., 10.00%, 07/15/2029(a)	1,000,000	1,061,756
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	1,455,000	1,505,798
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	2,350,000	2,237,426
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	1,990,000	1,945,889
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	2,025,000	2,081,853
StoneMor, Inc., 8.50%, 05/15/2029(a)	2,130,000	1,919,863
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,610,000	1,706,457
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	2,224,000	2,223,607
		20,061,157

The accompanying notes are an integral part of these financial statements.

15

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	$2,175,000	$2,113,558
Distribution/Wholesale - 2.6%
Verde Purchaser LLC, 10.50%, 11/30/2030(a)	2,700,000	2,897,961
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	1,695,000	1,802,868
		4,700,829
Diversified Financial Services - 2.1%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	700,000	698,540
6.88%, 04/15/2030(a)	1,255,000	1,262,218
9.25%, 07/01/2031(a)	300,000	321,190
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)	1,400,000	1,479,339
		3,761,287
Engineering & Construction - 2.9%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	1,560,000	1,656,974
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	1,550,000	1,547,593
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	1,885,000	1,936,227
		5,140,794
Entertainment - 0.9%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,625,000	1,582,818
Food - 2.4%
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/2026(a)(b)	1,400,000	56,000
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	2,040,000	2,138,289
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	2,250,000	2,091,128
		4,285,417
Food Service - 1.7%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	835,000	838,672
10.50%, 05/15/2029(a)	2,065,000	2,120,856
		2,959,528
Forest Products & Paper - 2.7%
Glatfelter Corp., 4.75%, 11/15/2029(a)	2,165,000	1,948,017
Mercer International, Inc.
12.88%, 10/01/2028(a)	1,237,000	1,327,773
5.13%, 02/01/2029	1,725,000	1,510,367
		4,786,157
Healthcare-Products - 1.1%
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	1,900,000	1,933,337

The accompanying notes are an integral part of these financial statements.

16

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare-Services - 2.8%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	$775,000	$825,571
Kedrion SpA, 6.50%, 09/01/2029(a)	2,265,000	2,156,608
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(a)	2,925,000	2,008,044
		4,990,223
Internet - 1.4%
ION Trading Technologies Sarl
5.75%, 05/15/2028(a)	1,780,000	1,651,010
9.50%, 05/30/2029(a)	750,000	775,426
		2,426,436
Iron/Steel - 2.6%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)	2,020,000	2,089,624
TMS International Corp./DE, 6.25%, 04/15/2029(a)	2,600,000	2,559,499
		4,649,123
Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(a)	1,500,000	1,585,013
Machinery-Diversified - 3.0%
GrafTech Finance, Inc., 4.63%, 12/15/2028(a)	2,220,000	1,668,362
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(a)	550,000	502,707
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	1,900,000	1,978,928
OT Merger Corp., 7.88%, 10/15/2029(a)	2,806,000	1,259,319
		5,409,316
Media - 4.0%
Beasley Mezzanine Holdings LLC
9.20%, 08/01/2028(a)	2,403,000	1,240,549
11.00%, 08/01/2028	293,000	293,000
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	3,100,000	2,035,692
Univision Communications, Inc.
4.50%, 05/01/2029(a)	1,375,000	1,235,253
7.38%, 06/30/2030(a)	400,000	385,992
8.50%, 07/31/2031(a)	250,000	248,208
Urban One, Inc., 7.38%, 02/01/2028(a)	2,512,000	1,639,215
		7,077,909
Metal Fabricate/Hardware - 1.1%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	2,008,000	1,989,919
Mining - 2.2%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)	1,550,000	1,632,779
Compass Minerals International, Inc., 6.75%, 12/01/2027(a)	2,255,000	2,272,308
		3,905,087
Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028(a)	700,000	717,074
Calderys Financing LLC, 11.25%, 06/01/2028(a)	1,950,000	2,097,325
		2,814,399

The accompanying notes are an integral part of these financial statements.

17

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Office-Business Equipment - 2.4%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	$2,400,000	$2,413,608
Xerox Holdings Corp.
5.50%, 08/15/2028(a)	1,900,000	1,573,793
8.88%, 11/30/2029(a)	425,000	366,307
		4,353,708
Oil & Gas Services - 3.8%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	2,000,000	1,999,923
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,697,000	1,777,272
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(a)	1,835,000	1,851,504
Welltec International ApS, 8.25%, 10/15/2026(a)	1,100,000	1,124,743
		6,753,442
Packaging & Containers - 2.2%
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,550,000	1,454,997
LABL, Inc.
5.88%, 11/01/2028(a)	1,350,000	1,208,519
9.50%, 11/01/2028(a)	950,000	961,035
8.63%, 10/01/2031(a)	250,000	235,930
		3,860,481
Pipelines - 8.4%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	625,000	631,626
6.88%, 01/15/2029	1,175,000	1,179,261
8.25%, 01/15/2032(a)	390,000	409,624
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,699,000	2,529,876
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	1,915,000	2,085,499
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	1,000,000	1,025,058
8.38%, 02/15/2032(a)	1,080,000	1,106,258
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	1,900,000	1,989,563
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	1,972,000	1,963,006
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	1,875,000	1,960,879
		14,880,650
Retail - 1.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029(a)	2,025,000	1,903,561
Software - 4.5%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	2,365,000	2,343,489
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	1,000,000	1,020,197
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028(a)	1,625,000	1,518,653
8.75%, 05/01/2029(a)	370,000	378,217

The accompanying notes are an integral part of these financial statements.

18

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software - (Continued)
Rocket Software, Inc.
9.00%, 11/28/2028(a)	$1,090,000	$1,133,243
6.50%, 02/15/2029(a)	1,735,000	1,643,513
		8,037,312
Transportation - 4.5%
Brightline East LLC, 11.00%, 01/31/2030(a)	2,320,000	2,175,260
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	1,900,000	1,759,963
Rand Parent LLC, 8.50%, 02/15/2030(a)	2,180,000	2,210,564
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	1,875,000	1,950,831
		8,096,618
Trucking & Leasing - 1.2%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031(a)	750,000	778,128
7.00%, 06/15/2032(a)	1,125,000	1,163,002
5.88%, 04/15/2033(a)	125,000	123,587
		2,064,717
TOTAL CORPORATE BONDS (Cost $173,422,386)		170,712,790
BANK LOANS - 0.6%
Polar US Borrower T/L B-2 First Lien, 10.19%, 10/16/2028	1,604,213	1,163,055
TOTAL BANK LOANS (Cost $1,752,833)		1,163,055
	Shares
COMMON STOCKS - 0.1%
Building Materials - 0.1%
Northwest Hardwoods(c)(d)	2,996	104,860
Media - 0.0%(e)
Beasley Broadcast Group, Inc.(d)	1,774	15,806
TOTAL COMMON STOCKS (Cost $158,855)		120,666
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
Fidelity Government Portfolio - Class Institutional, 4.51%(f)	2,492,501	2,492,501
TOTAL SHORT-TERM INVESTMENTS (Cost $2,492,501)		2,492,501
TOTAL INVESTMENTS - 98.1% (Cost $177,826,575)		$174,489,012
Other Assets in Excess of Liabilities - 1.9%		3,365,994
TOTAL NET ASSETS - 100.0%		$177,855,006

The accompanying notes are an integral part of these financial statements.

19

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2024(Continued)
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $163,145,611 or 91.7% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $104,860 or 0.1% of net assets as of November 30, 2024.

(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

20

PIA FUNDS
Statements of Assets and Liabilities
November 30, 2024

	BBB Bond FUND	MBS Bond FUND	HIGH Yield (MACS) Fund
Assets:
Investments in securities, at value (cost $236,320,321, $103,782,412, and $177,826,575, respectively)	$ 215,655,272	$98,067,785	$ 174,489,012
Receivable for fund shares sold	8,808	6,889	885
Interest receivable	2,362,115	276,202	3,394,470
Due from investment adviser (Note 4)	—	4,360	—
Prepaid expenses	19,502	4,109	33,922
Total assets	218,045,697	98,359,345	177,918,289
Liabilities:
Administration fees	16,665	15,834	17,231
Custody fees	4,145	2,851	3,459
Transfer agent fees and expenses	10,861	8,419	7,228
Fund accounting fees	5,401	1,782	3,077
Audit fees	22,473	22,473	22,473
Chief Compliance Officer fee	1,773	1,773	1,773
Trustees’ fees and expenses	3,594	3,594	3,591
Accrued expenses	5,380	4,601	4,451
Total liabilities	70,292	61,327	63,283
Net Assets	$ 217,975,405	$98,298,018	$ 177,855,006
Net Assets Consist of:
Paid-in capital	$250,630,115	$ 106,392,976	$187,114,204
Total accumulated deficit	(32,654,710)	(8,094,958)	(9,259,198)
Net assets	$ 217,975,405	$98,298,018	$177,855,006
Net asset value, offering price and redemption price per share	$8.56	$8.31	$8.74
Shares issued and outstanding (unlimited number of shares Authorized, par value $0.01)	25,457,870	11,822,686	20,341,106

The accompanying notes are an integral part of these financial statements.

21

PIA FUNDS
Statements of Operations
Year Ended November 30, 2024

	BBB Bond Fund	MBS Bond Fund	HIGH Yield (MACS) Fund
Investment Income:
Interest (net of interest tax withheld of $0, $0, and $19,041, respectively)	$8,134,718	$ 4,006,402	$ 14,440,343
Total investment income	8,134,718	4,006,402	14,440,343
Expenses:
Administration fees (Note 4)	102,957	98,220	101,239
Transfer agent fees and expenses (Note 4)	48,713	36,671	46,028
Fund accounting fees (Note 4)	36,039	11,407	19,647
Sub-transfer agent fees (Note 4)	34,100	28,633	186
Registration fees	26,432	24,913	23,372
Audit fees	22,874	22,874	22,874
Trustees’ fees and expenses	21,170	21,170	21,591
Custody fees (Note 4)	16,577	11,856	14,366
Chief Compliance Officer fee (Note 4)	10,939	10,939	10,939
Legal fees	7,658	7,832	7,662
Reports to shareholders	7,224	7,803	6,402
Insurance	5,854	4,164	5,097
Miscellaneous	2,579	2,509	3,052
Interest expense (Note 6)	136	—	—
Total expenses	343,252	288,991	282,455
Less: expense reimbursement from adviser (Note 4)	—	(46,081)	—
Net expenses	343,252	242,910	282,455
Net investment income	7,791,466	3,763,492	14,157,888
Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(240,586)	(371,479)	(1,490,106)
Net change in unrealized appreciation/(depreciation) on investments	10,141,696	2,786,301	9,575,158
Net gain on investments	9,901,110	2,414,822	8,085,052
Net increase in net assets resulting from operations	$ 17,692,576	$ 6,178,314	$22,242,940

The accompanying notes are an integral part of these financial statements.

22

PIA FUNDS
Statements of Changes in Net Assets

	BBB Bond Fund		MBS Bond Fund		HIGH Yield (MACS) Fund
	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,
	2024	2023	2024	2023	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,791,466	$7,374,416	$3,763,492	$2,571,182	$14,157,888	$11,330,179
Net realized loss on investments	(240,586)	(6,498,454)	(371,479)	(504,595)	(1,490,106)	(1,256,154)
Net change in unrealized appreciation/(depreciation) on investments	10,141,696	8,098,012	2,786,301	(2,290,137)	9,575,158	5,823,534
Net increase/(decrease) in net assets resulting from operations	17,692,576	8,973,974	6,178,314	(223,550)	22,242,940	15,897,559
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net dividends and distributions to shareholders	(7,735,461)	(7,381,399)	(3,566,652)	(2,462,974)	(14,050,667)	(11,311,354)
Total dividends and distributions	(7,735,461)	(7,381,399)	(3,566,652)	(2,462,974)	(14,050,667)	(11,311,354)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from shares sold	49,330,689	33,593,171	19,956,296	44,034,255	34,716,910	17,472,044
Distributions reinvested	7,091,713	6,835,650	3,028,607	2,073,852	13,535,278	11,136,841
Payment for shares redeemed	(39,533,527)	(73,229,425)	(13,050,517)	(11,982,947)	(27,222,853)	(8,778,078)
Net increase/(decrease) in net assetsfrom capital share transactions	16,888,875	(32,800,604)	9,934,386	34,125,160	21,029,335	19,830,807
Total increase/(decrease) in net assets	26,845,990	(31,208,029)	12,546,048	31,438,636	29,221,608	24,417,012
Net Assets, Beginning of Year	191,129,415	222,337,444	85,751,970	54,313,334	148,633,398	124,216,386
Net Assets, End of Year	$217,975,405	$191,129,415	$98,298,018	$85,751,970	$177,855,006	$148,633,398
TRANSACTIONS IN SHARES:
Shares sold	5,868,299	4,124,938	2,419,517	5,290,189	4,060,689	2,111,522
Shares issued on reinvestment of distributions	843,748	843,440	368,023	253,983	1,576,343	1,358,716
Shares redeemed	(4,698,600)	(8,986,059)	(1,588,794)	(1,451,260)	(3,172,556)	(1,058,902)
Net increase/(decrease) in shares outstanding	2,013,447	(4,017,681)	1,198,746	4,092,912	2,464,476	2,411,336

The accompanying notes are an integral part of these financial statements.

23

PIA FUNDS
Financial Highlights
BBB BOND FUND
(For a fund share outstanding throughout each year)

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$8.15	$8.10	$9.97	$10.32	$9.76
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.30	0.29	0.28	0.33
Net realized and unrealized gain/(loss) on investments	0.41	0.05	(1.87)	(0.35)	0.56
Total from investment operations	0.73	0.35	(1.58)	(0.07)	0.89
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.32)	(0.30)	(0.29)	(0.28)	(0.33)
Total distributions	(0.32)	(0.30)	(0.29)	(0.28)	(0.33)
Net asset value, end of year	$8.56	$8.15	$8.10	$9.97	$10.32
Total return	9.04%	4.43%	−16.00%	−0.61%	9.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$217,975	$191,129	$222,337	$296,682	$286,106
Ratio of expenses to average net assets:
Net of expense reimbursement	0.17%	0.17%	0.15%	0.15%	0.17%
Before expense reimbursement	0.17%	0.17%	0.15%	0.15%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.79%	3.67%	3.26%	2.83%	3.41%
Before expense reimbursement	3.79%	3.67%	3.26%	2.83%	3.41%
Portfolio turnover rate	9%	8%	10%	20%	36%

The accompanying notes are an integral part of these financial statements.

24

PIA FUNDS
Financial Highlights
MBS BOND FUND
(For a fund share outstanding throughout each year)

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$8.07	$8.32	$9.56	$9.71	$9.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.33	0.28	0.17	0.08	0.17
Net realized and unrealized gain/(loss) on investments	0.23	(0.26)	(1.23)	(0.15)	0.19
Total from investment operations	0.56	0.02	(1.06)	(0.07)	0.36
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.32)	(0.27)	(0.18)	(0.08)	(0.22)
Total distributions	(0.32)	(0.27)	(0.18)	(0.08)	(0.22)
Net asset value, end of year	$8.31	$8.07	$8.32	$9.56	$9.71
Total return	7.04%	0.29%	−11.12%	−0.73%	3.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$98,298	$85,752	$54,313	$60,396	$74,863
Ratio of expenses to average net assets:
Net of expense reimbursement	0.26%(1)	0.23%	0.23%	0.23%	0.23%
Before expense reimbursement	0.31%	0.38%	0.43%	0.31%	0.36%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.09%	3.58%	1.97%	0.56%	1.74%
Before expense reimbursement	4.04%	3.43%	1.77%	0.48%	1.61%
Portfolio turnover rate	17%	13%	146%	680%	171%

(1)	Effective April 1, 2024, the Advisor agreed to increase annual expense cap to 0.28% of average daily net assets. Prior to April 1, 2024, the expense cap was 0.23% of average daily net assets.
The accompanying notes are an integral part of these financial statements.

25

PIA FUNDS
Financial Highlights
HIGH YIELD (MACS) FUND
(For a fund share outstanding throughout each year)

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$8.31	$8.03	$9.67	$9.57	$9.42
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.73	0.69	0.69	0.68	0.64
Net realized and unrealized gain/(loss) on investments	0.43	0.28	(1.48)	0.10	0.15
Total from investment operations	1.16	0.97	(0.79)	0.78	0.79
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.73)	(0.69)	(0.70)	(0.68)	(0.64)
Distributions from net realized gains on investments	—	—	(0.15)	—	(0.02)
Total distributions	(0.73)	(0.69)	(0.85)	(0.68)	(0.66)
Increase from payment made by affiliate and administrator due to operational error	—	—	—	—	0.02
Net asset value, end of year	$8.74	$8.31	$8.03	$9.67	$9.57
Total return	14.45%	12.50%	−8.50%	8.31%	9.25% ^
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$177,855	$148,633	$124,216	$131,815	$119,796
Ratio of expenses to average net assets:
Net of expense reimbursement	0.17%	0.20%	0.20%	0.20%	0.24%
Before expense reimbursement	0.17%	0.20%	0.20%	0.20%	0.24%
Ratio of net investment income to average net assets:
Net of expense reimbursement	8.55%	8.37%	7.98%	6.91%	7.11%
Before expense reimbursement	8.55%	8.37%	7.98%	6.91%	7.11%
Portfolio turnover rate	29%	33%	24%	70%	51%

^
Includes increase from payment made by affiliate and administrator due to operational error. On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

26

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024
NOTE 1 – ORGANIZATION
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by credit rating agencies currently registered as nationally recognized statistical rating organizations (“NRSROs”). The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the BBB Bond Fund and the High Yield (MACS) Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

27

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2024, there were no reclassifications between paid-in capital and distributable earnings.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tags information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements as of the compliance date of July 24, 2024.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.
In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference

28

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are considered limited derivatives users under the Trust Policy and therefore, are required to limit derivatives exposure to no more than 10% of the Funds’ net assets. During the year ended November 30, 2024, the MBS Bond Fund held a limited number of TBA securities. The BBB Bond Fund and the High Yield MACS Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Year end: In preparing the financial statements as of November 30, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

29

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
All foreign securities owned by the Funds are U.S. dollar denominated.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Funds’ net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

30

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2024, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at November 30, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2024:
BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$199,195,729	$ —	$199,195,729
Foreign Government Debt Obligations	—	11,156,553	—	11,156,553
U.S. Treasury Securities	—	4,689,656	—	4,689,656
Money Market Funds	613,334	—	—	613,334
Total Investments	$613,334	$215,041,938	$—	$215,655,272

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$87,653,555	$ —	$87,653,555
Asset-Backed Securities	—	3,233,368	—	3,233,368
Money Market Funds	899,837	—	—	899,837
U.S. Treasury Bills	—	6,281,025	—	6,281,025
Total Investments	$899,837	$97,167,948	$—	$98,067,785

High Yield (MACS) Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$170,712,790	$—	$170,712,790
Bank Loans	—	1,163,055	—	1,163,055
Common Stocks	15,806	—	104,860	120,666
Money Market Funds	2,492,501	—	—	2,492,501
Total Investments	$2,508,307	$171,875,845	$104,860	$174,489,012

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

31

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value Common Stocks
Balance as of November 30, 2023	$149,800
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(44,940)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2024	$ 104,860

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2024, and still classified as Level 3 was $(44,940).
The following is a summary of quantitative information about level 3 valued measurements:

	11/30/24	Valuation Technique(s)	Unobservable Input	Input/Range	Impact to Valuation From an Increase in Input
Common Stocks	104,860	Market Transaction Method	Prior/Recent Transaction	$35.00	Increase

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have investment advisory agreements with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser an investment advisory fee. However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.
The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.28%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the year ended November 30, 2024, the Adviser absorbed Fund expenses in the amount of $0, $46,081, and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2024, are disclosed in the Statements of Operations.
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by

32

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund expensed $34,100, $28,633, and $186, respectively, of sub-transfer agent fees during the year ended November 30, 2024. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$24,924,494	$11,512,326	$11,707,199	$7,061,527
MBS Bond Fund	1,917,007	1,506,036	20,123,163	13,051,657
High Yield (MACS) Fund	71,615,466	45,049,640	—	—

NOTE 6 – LINE OF CREDIT
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value of assets, $8,000,000 with a limit of 33.33% of market value of assets, and $15,000,000 with a limit of 15% of market value of assets, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended November 30, 2024, the BBB Fund drew on its line of credit. The Fund had an outstanding average daily balance of $1,577 paid a weighted average interest rate of 8.50%, and incurred interest expense of $136. The maximum amount outstanding for the BBB Fund during the year ended November 30, 2024, was $577,000. At November 30, 2024, the Fund had an no outstanding loan amount. The MBS Fund and the High Yield (MACS) Fund did not draw upon their line of credit.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	November 30,		November 30,		November 30,
	2024	2023	2024	2023	2024	2023
Ordinary income	$7,735,461	$7,381,399	$3,566,652	$2,462,974	$14,050,667	$11,311,354

As of November 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund	High Yield (MACS) Fund
Cost of investments(a)	$ 236,356,588	$103,782,412	$177,826,575
Gross unrealized appreciation	2,008,766	350,568	5,705,410
Gross unrealized depreciation	(22,710,082)	(6,065,195)	(9,042,973)
Net unrealized appreciation/(depreciation)(a)	(20,701,316)	(5,714,627)	(3,337,563)
Undistributed ordinary income	115,901	373,123	209,221
Undistributed long-term capital gain	—	—	—
Total distributable earnings	115,901	373,123	209,221
Other accumulated gains/(losses)	(12,069,295)	(2,753,454)	(6,130,856)
Total accumulated earnings/(losses)	$(32,654,710)	$(8,094,958)	$(9,259,198)

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.

33

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund had tax capital losses, which may be carried over indefinitely to offset future gains, as follows:

	Short-term capital losses	Long-term capital losses
BBB Bond Fund	$1,676,573	$10,392,722
MBS Bond Fund	$1,530,028	$1,223,426
High Yield (MACS) Fund	$—	$6,130,856

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds.

BBB Bond Fund
•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

34

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund
•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

35

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk.  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

36

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of November 30, 2024:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	44.77%
MBS Bond Fund	Morgan Stanley LLC	39.66%
High Yield (MACS) Fund	First Hawaiian Bank	90.73%

NOTE 10 – Report of The FundS’ Special Shareholder Meeting (Unaudited)
At the board meeting held on June 27, 2024, the Board nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares	Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	SharesVoted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

37

PIA FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the PIA BBB Bond Fund, PIA MBS Bond Fund, and PIA High Yield (MACS) fund, a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2024, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of November 30, 2024, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Advisors Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
PIA BBB Bond Fund, PIA MBS Bond Fund, and PIA High Yield (MACS) Fund	For the year ended November 30, 2024	For each of the two years in the period ended November 30, 2024	For each of the five years in the period ended November 30, 2024

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2025

38

PIA HIGH YIELD FUND
Core Financial Statements
November 30, 2024

PIA High Yield Fund
Schedule of Investments
November 30, 2024

	Par	Value
CORPORATE BONDS - 87.5%
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030(a)	$925,000	$958,517
Airlines - 1.1%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	1,193,000	1,053,424
Auto Manufacturers - 1.1%
PM General Purchaser LLC, 9.50%, 10/01/2028(a)	1,051,000	1,048,982
Building Materials - 3.1%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(a)	947,000	961,513
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	250,000	254,650
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	725,000	697,711
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	650,000	644,987
8.88%, 11/15/2031(a)	300,000	319,449
		2,878,310
Chemicals - 10.2%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	932,000	453,662
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	1,125,000	1,177,412
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	875,000	755,039
12.00%, 02/15/2031(a)	860,000	864,091
GPD Cos., Inc., 10.13%, 04/01/2026(a)	1,160,000	1,118,947
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	1,000,000	881,985
Innophos Holdings, Inc., 9.38%, 02/15/2028(a)	145,000	145,754
Iris Holdings, Inc., 8.75% (includes 9.50% PIK), 02/15/2026(a)	1,142,000	1,148,292
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	925,000	933,790
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	905,000	972,321
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(a)	300,000	286,533
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	860,000	813,804
		9,551,630
Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,100,000	1,017,155
Commercial Services - 11.1%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	1,241,000	1,178,491
Champions Financing, Inc., 8.75%, 02/15/2029(a)	975,000	981,362
Cimpress PLC, 7.38%, 09/15/2032(a)	950,000	953,127
CPI CG, Inc., 10.00%, 07/15/2029(a)	900,000	955,581
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	975,000	1,009,040
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,135,000	1,080,629
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	850,000	831,159
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	836,000	859,471
StoneMor, Inc., 8.50%, 05/15/2029(a)	1,165,000	1,050,066

The accompanying notes are an integral part of these financial statements.

1

PIA High Yield Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
VT Topco, Inc., 8.50%, 08/15/2030(a)	$650,000	$688,942
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(a)	825,000	824,854
		10,412,722
Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	1,145,000	1,112,655
Distribution/Wholesale - 1.4%
Verde Purchaser LLC, 10.50%, 11/30/2030(a)	850,000	912,321
Windsor Holdings III LLC, 8.50%, 06/15/2030(a)	375,000	398,865
		1,311,186
Diversified Financial Services - 1.6%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	320,000	319,333
6.88%, 04/15/2030(a)	350,000	352,013
9.25%, 07/01/2031(a)	135,000	144,535
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/2029(a)	600,000	634,002
		1,449,883
Engineering & Construction - 3.1%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	1,075,000	1,141,825
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(a)	965,000	963,502
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	811,000	833,040
		2,938,367
Entertainment - 1.0%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	967,000	941,899
Food - 2.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	1,017,000	1,066,000
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	940,000	873,627
		1,939,627
Food Service - 1.4%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	485,000	487,133
10.50%, 05/15/2029(a)	785,000	806,233
		1,293,366
Forest Products & Paper - 2.3%
Glatfelter Corp., 4.75%, 11/15/2029(a)	1,017,000	915,073
Mercer International, Inc.
12.88%, 10/01/2028(a)	600,000	644,029
5.13%, 02/01/2029	700,000	612,903
		2,172,005

The accompanying notes are an integral part of these financial statements.

2

PIA High Yield Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare-Products - 0.9%
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	$850,000	$864,914
Healthcare-Services - 3.2%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028(a)	875,000	932,096
Kedrion SpA, 6.50%, 09/01/2029(a)	1,020,000	971,188
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(a)	1,625,000	1,115,580
		3,018,864
Internet - 1.2%
ION Trading Technologies Sarl
5.75%, 05/15/2028(a)	720,000	667,824
9.50%, 05/30/2029(a)	450,000	465,256
		1,133,080
Iron/Steel - 2.3%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)	875,000	905,159
TMS International Corp./DE, 6.25%, 04/15/2029(a)	1,280,000	1,260,061
		2,165,220
Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028(a)	809,000	854,850
Machinery-Diversified - 2.7%
GrafTech Finance, Inc., 4.63%, 12/15/2028(a)	904,000	679,369
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028(a)	150,000	137,102
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	1,025,000	1,067,580
OT Merger Corp., 7.88%, 10/15/2029(a)	1,344,000	603,180
		2,487,231
Media - 4.0%
Beasley Mezzanine Holdings LLC
9.20%, 08/01/2028(a)	1,003,000	517,799
11.00%, 08/01/2028	121,000	121,000
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	1,535,000	1,007,996
Univision Communications, Inc.
4.50%, 05/01/2029(a)	570,000	512,069
7.38%, 06/30/2030(a)	350,000	337,743
8.50%, 07/31/2031(a)	250,000	248,208
Urban One, Inc., 7.38%, 02/01/2028(a)	1,450,000	946,202
		3,691,017
Metal Fabricate/Hardware - 0.9%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	855,000	847,301
Mining - 1.8%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)	650,000	684,714
Compass Minerals International, Inc., 6.75%, 12/01/2027(a)	1,000,000	1,007,675
		1,692,389

The accompanying notes are an integral part of these financial statements.

3

PIA High Yield Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Miscellaneous Manufacturing - 1.5%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028(a)	$650,000	$665,855
Calderys Financing LLC, 11.25%, 06/01/2028(a)	665,000	715,241
		2,204,232
Office-Business Equipment - 2.4%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	985,000	990,585
Xerox Holdings Corp.
5.50%, 08/15/2028(a)	1,075,000	890,436
8.88%, 11/30/2029(a)	375,000	323,211
		2,204,232
Oil & Gas Services - 2.9%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	1,000,000	999,962
Enerflex Ltd., 9.00%, 10/15/2027(a)	825,000	864,024
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(a)	795,000	802,150
		2,666,136
Packaging & Containers - 2.2%
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,050,000	985,643
LABL, Inc.
5.88%, 11/01/2028(a)	450,000	402,840
9.50%, 11/01/2028(a)	425,000	429,937
8.63%, 10/01/2031(a)	250,000	235,930
		2,054,350
Pipelines - 7.4%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	275,000	277,915
6.88%, 01/15/2029	616,000	618,234
8.25%, 01/15/2032(a)	165,000	173,302
ITT Holdings LLC, 6.50%, 08/01/2029(a)	1,155,000	1,082,626
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	500,000	544,517
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	550,000	563,782
8.38%, 02/15/2032(a)	667,000	683,217
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	950,000	994,781
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/2026	1,052,000	1,047,202
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	850,000	888,932
		6,874,508
Retail - 1.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029(a)	1,100,000	1,034,033
Software - 4.5%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	1,050,000	1,040,450
Ellucian Holdings, Inc., 6.50%, 12/01/2029(a)	975,000	994,692
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028(a)	875,000	817,736

The accompanying notes are an integral part of these financial statements.

4

PIA High Yield Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software - (Continued)
8.75%, 05/01/2029(a)	$330,000	$337,329
Rocket Software, Inc.
9.00%, 11/28/2028(a)	250,000	259,918
6.50%, 02/15/2029(a)	835,000	790,970
		4,241,095
Transportation - 4.0%
Brightline East LLC, 11.00%, 01/31/2030(a)	1,091,000	1,022,935
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029(a)	750,000	694,722
Rand Parent LLC, 8.50%, 02/15/2030(a)	1,085,000	1,100,212
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	850,000	884,377
		3,702,246
Trucking & Leasing - 0.8%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031(a)	250,000	259,376
7.00%, 06/15/2032(a)	375,000	387,667
5.88%, 04/15/2033(a)	125,000	123,587
		770,630
TOTAL CORPORATE BONDS (Cost $82,837,591)		81,762,920
BANK LOANS - 0.6%
Polar US Borrower T/L B-2 First Lien, 10.19%, 10/16/2028	731,495	530,334
TOTAL BANK LOANS (Cost $768,608)		530,334
	Shares
COMMON STOCKS - 0.1%
Building Materials - 0.1%
Northwest Hardwoods(b)(c)	2,996	104,860
Media - 0.0%(d)
Beasley Broadcast Group, Inc.(c)	740	6,593
TOTAL COMMON STOCKS (Cost $146,126)		111,453

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments
November 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 10.5%
Money Market Funds - 10.5%
Fidelity Government Portfolio - Class Institutional, 4.51%(e)	9,862,814	$9,862,814
TOTAL SHORT-TERM INVESTMENTS (Cost $9,862,814)		9,862,814
TOTAL INVESTMENTS - 98.7% (Cost $93,615,139)		$92,267,521
Other Assets in Excess of Liabilities - 1.3%		1,221,117
TOTAL NET ASSETS - 100.0%		$93,488,638

Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $78,238,365 or 83.7% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $104,860 or 0.1% of net assets as of November 30, 2024.

(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

6

PIA HIGH YIELD FUND
Statement of Assets and Liabilities
November 30, 2024

Assets:
Investments in securities, at value (cost $93,615,139)	$92,267,521
Receivable for fund shares sold	95,154
Interest receivable	1,628,085
Prepaid expenses	23,642
Total assets	94,014,402
Liabilities:
Payable to investment adviser	23,936
Payable for securities purchased	149,290
Payable for fund shares redeemed	284,881
Administration fees	15,893
Transfer agent fees and expenses	15,833
Fund accounting fees	2,687
Audit fees	22,474
Chief Compliance Officer fee	1,773
Custody fees	1,727
Shareholder reporting	2,317
Trustees’ fees and expenses	3,594
Accrued expenses	1,359
Total liabilities	525,764
Net Assets	$93,488,638
Net Assets Consist of:
Paid-in capital	$98,557,137
Total accumulated deficit	(5,068,499)
Net assets	$93,488,638
Net asset value, offering price and redemption price per share	$9.11
Shares issued and outstanding (unlimited number of shares authorized, par value $0.01)	10,266,824

The accompanying notes are an integral part of these financial statements.

7

PIA HIGH YIELD FUND
Statement of Operations
Year Ended November 30, 2024

Investment Income:
Interest (net of interest tax withheld of $6,445)	$5,778,178
Dividends	15,612
Total investment income	5,793,790
Expenses:
Investment advisory fees (Note 4)	371,481
Administration fees (Note 4)	97,569
Transfer agent fees and expenses (Note 4)	36,554
Registration fees	27,507
Sub-transfer agent fees (Note 4)	26,596
Audit fees	22,874
Trustees’ fees and expenses	21,170
Fund accounting fees (Note 4)	19,278
Chief Compliance Officer fee (Note 4)	10,940
Legal fees	7,658
Custody fees (Note 4)	6,558
Reports to shareholders	4,358
Insurance	3,720
Miscellaneous	1,953
Interest expense (Note 6)	559
Total expenses	658,775
Less: fee waiver by adviser (Note 4)	(120,536)
Net expenses	538,239
Net investment income	5,255,551
Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(741,148)
Net change in unrealized appreciation/(depreciation) on investments	4,062,932
Net gain on investments	3,321,784
Net increase in net assets resulting from operations	$8,577,335

The accompanying notes are an integral part of these financial statements.

8

PIA HIGH YIELD FUND
Statements of Changes in Net Assets

	Year Ended November 30,
	2024	2023
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$5,255,551	$4,167,140
Net realized loss on investments	(741,148)	(627,843)
Net change in unrealized appreciation/(depreciation) on investments	4,062,932	2,805,583
Net increase in net assets resulting from operations	8,577,335	6,344,880
Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(5,193,992)	(4,160,921)
Total dividends and distributions	(5,193,992)	(4,160,921)
Capital Share Transactions:
Proceeds from shares sold	57,064,170	28,933,102
Distributions reinvested	2,064,524	1,283,078
Payment for shares redeemed	(28,033,974)	(23,393,417)
Net increase in net assets from capital share transactions	31,094,720	6,822,763
Total increase in net assets	34,478,063	9,006,722
Net Assets, Beginning of year	59,010,575	50,003,853
Net Assets, End of year	$93,488,638	$59,010,575
Transactions in Shares:
Shares sold	6,350,331	3,371,359
Shares issued on reinvestment of distributions	230,952	151,088
Shares redeemed	(3,144,689)	(2,729,906)
Net increase in shares outstanding	3,436,594	792,541

The accompanying notes are an integral part of these financial statements.

9

PIA FUNDS HIGH YIELD FUNDFinancial Highlights
(For a fund share outstanding throughout each year)

	Year Ended November 30,
	2024	2023	2022	2021	2020
Per Share Operating Performance
Net asset value, beginning of year	$8.64	8.28	9.85	9.71	9.61
Income From Investment Operations:
Net investment income	0.68	0.65	0.68	0.61	0.63
Net realized and unrealized gain/(loss) on investments	0.47	0.36	(1.57)	0.14	0.08
Total from investment operations	1.15	1.01	(0.89)	0.75	0.71
Less Distributions:
Distributions from net investment income	(0.68)	(0.65)	(0.68)	(0.61)	(0.63)
Distributions from net realized gains	—	—	—	—	(0.01)
Total distributions	(0.68)	(0.65)	(0.68)	(0.61)	(0.64)
Increase from payment by affiliate and administrator due to operational error	—	—	—	—	0.03
Net asset value, end of year	$9.11	8.64	8.28	9.85	9.71
Total return	13.73%	12.70%	−9.26%	7.85%	8.36%^
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$93,489	59,011	50,004	60,396	55,110
Ratio of expenses to average net assets:
Net of fee waivers	0.80%(1)	0.86%	0.86%	0.86%	0.86%
Before fee waivers	0.98%	1.06%	1.06%	0.97%	1.11%
Ratio of net investment income to average net assets:
Net of fee waivers	7.78%	7.69%	7.50%	6.13%	6.80%
Before fee waivers	7.60%	7.49%	7.30%	6.02%	6.55%
Portfolio turnover rate	43%	35%	23%	72%	51%

(1)
Effective September 1, 2024, the Advisor agreed to limit annual operating expenses to 0.65% of average daily net assets. Prior to September 1, 2024, the expense cap was 0.86% of average daily net assets.

^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

10

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024
NOTE 1 – ORGANIZATION
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Fund offers the Institutional Class. The primary investment objective of the Fund is to seek a high level of current income. The Fund commenced operations on December 31, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2024, there were no reclassifications between paid-in capital and distributable earnings.

11

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tags information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements as of the compliance date of July 24, 2024.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.
In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended November 30, 2024, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of November 30, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

12

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

13

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2024, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$81,762,920	$—	$81,762,920
Bank Loans	—	530,334	—	530,334
Common Stocks	6,593	—	104,860	111,453
Money Market Funds	9,862,814	—	—	9,862,814
Total Investments	$9,869,407	$82,293,254	$104,860	$92,267,521

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

14

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value Common Stocks
Balance as of November 30, 2023	$149,800
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(44,940)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2024	$104,860

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2024, and still classified as Level 3 was $(44,940).
The following is a summary of quantitative information about level 3 valued measurements:

	11/30/24	Valuation Technique(s)	Unobservable Input	Input/Range	Impact to Valuation From an Increase in Input
Common Stocks	104,860	Market Transaction Method	Prior/Recent Transaction	$35.00	Increase

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets. For the year ended November 30, 2024, the Fund incurred $371,481 in advisory fees.
The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.65% of average daily net assets. Prior to September 1, 2024, the expense cap was 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the year ended November 30, 2024, the Adviser reduced its fees in the amount of $120,536.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2024, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $26,596 of sub-transfer agent fees during the year ended November 30, 2024. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

15

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2024, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $51,218,668 and $27,444,567, respectively. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2024.
NOTE 6 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $8,000,000, with a limit of 15%. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the year ended November 30, 2024, the Fund drew on its line of credit. The Fund had an outstanding average daily balance of $6,467, paid a weighted average interest rate of 8.50%, and incurred interest expense of $559. The maximum amount outstanding for the Fund during the year ended November 30, 2024, was $789,000. At November 30, 2024, the Fund had no outstanding loan amounts.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2024 and the year ended November 30, 2023 are as follows:

	Year Ended November 30,
	2024	2023
Ordinary income	$5,193,992	$4,160,921

As of November 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$93,615,139
Gross unrealized appreciation	2,055,030
Gross unrealized depreciation	(3,402,648)
Net unrealized depreciation(a)	(1,347,618)
Undistributed ordinary income	98,885
Undistributed long-term capital gains	—
Total distributable earnings	98,885
Other accumulated gains/(losses)	(3,819,766)
Total accumulated earnings/(losses)	$(5,068,499)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Long-Term Indefinite
$3,819,766

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than

16

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, National Financial Services, LLC, for the benefit of their customers, owned 44.11% of the outstanding shares of the Fund.

17

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
NOTE 10 – Report of The Fund’S Special Shareholder Meeting (Unaudited)
At the board meeting held on June 27, 2024, the Board nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares	Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	SharesVoted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

18

PIA HIGH YIELD FUND
Report of Independent Registered Public Accounting Firm
To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2025

19

PIA Short-Term Securities Fund
Core Financial Statements
November 30, 2024

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2024

	Par	Value
CORPORATE BONDS - 47.8%
Agriculture - 0.6%
Philip Morris International, Inc., 4.75%, 02/12/2027	$1,000,000	$1,004,635
Banks - 10.2%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,824,723
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	815,302
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	817,965
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,017,428
Goldman Sachs Bank USA/New York NY, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,812,220
JPMorgan Chase & Co., 5.55% to 12/15/2024 then SOFR + 1.07%, 12/15/2025	1,000,000	1,000,107
Mitsubishi UFJ Financial Group, Inc., 5.54% to 04/17/2025 then 1 yr. CMT Rate + 1.50%, 04/17/2026	1,000,000	1,001,997
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	1,990,315
PNC Bank NA, 4.78% to 01/15/2026 then SOFR + 0.50%, 01/15/2027	2,000,000	2,001,358
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,017,011
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026(a)	1,000,000	1,017,161
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,013,441
		16,329,028
Chemicals - 1.3%
FMC Corp., 5.15%, 05/18/2026	1,000,000	1,003,109
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,015,545
		2,018,654
Commercial Services - 1.9%
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,002,514
Diversified Financial Services - 0.6%
American Express Co., 4.99% to 05/01/2025 then SOFR + 1.00%, 05/01/2026	1,000,000	1,000,785
Electric - 5.5%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,018,738
American Electric Power Co., Inc., 5.70%, 08/15/2025	1,000,000	1,004,937
DTE Energy Co., 4.95%, 07/01/2027	500,000	503,380
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,006,096
Eversource Energy, 4.75%, 05/15/2026	1,000,000	1,000,485
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,517,353
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	2,000,000	2,005,728
Southern California Edison Co., 4.40%, 09/06/2026	700,000	698,030
		8,754,747
Environmental Control - 0.6%
Veralto Corp., 5.50%, 09/18/2026	1,000,000	1,013,098
Food - 1.7%
General Mills, Inc., 5.24%, 11/18/2025	250,000	250,039
Kroger Co., 4.70%, 08/15/2026	2,000,000	2,006,730
The Campbell's Co., 5.30%, 03/20/2026	500,000	503,429
		2,760,198

The accompanying notes are an integral part of these financial statements.

1

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS -(Continued)
Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	$500,000	$503,317
Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	505,183
Healthcare-Services - 0.2%
Elevance Health, Inc., 4.50%, 10/30/2026	250,000	249,647
Insurance - 7.0%
AEGON Funding Co. LLC, 5.50%, 04/16/2027(a)	3,000,000	3,037,481
Aon North America, Inc., 5.13%, 03/01/2027	500,000	505,545
Athene Global Funding, 5.62%, 05/08/2026(a)	2,000,000	2,019,782
Corebridge Global Funding, 5.35%, 06/24/2026(a)	500,000	505,114
Jackson National Life Global Funding, 5.50%, 01/09/2026(a)	1,000,000	1,004,923
MassMutual Global Funding II, 4.15%, 08/26/2025(a)	500,000	498,543
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026(a)	1,000,000	1,014,580
Principal Life Global Funding II
5.00%, 01/16/2027(a)	500,000	504,619
4.60%, 08/19/2027(a)	1,000,000	1,001,732
Protective Life Global Funding, 4.99%, 01/12/2027(a)	1,000,000	1,006,817
		11,099,136
Investment Companies - 1.9%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,072,011
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,017,541
		3,089,552
Lodging - 0.3%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	507,361
Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	506,400
Mining - 1.0%
Glencore Funding LLC, 5.34%, 04/04/2027(a)	1,000,000	1,012,668
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 03/15/2026	500,000	503,434
		1,516,102
Oil & Gas - 1.0%
Occidental Petroleum Corp., 5.00%, 08/01/2027	1,000,000	1,004,711
Pioneer Natural Resources Co., 5.10%, 03/29/2026	500,000	503,818
		1,508,529
Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027(a)	500,000	504,773
Packaging & Containers - 2.5%
Sonoco Products Co.
1.80%, 02/01/2025	2,000,000	1,988,176

The accompanying notes are an integral part of these financial statements.

2

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
CORPORATE BONDS -(Continued)
Packaging & Containers -(Continued)
4.45%, 09/01/2026	$2,000,000	$1,988,775
		3,976,951
Pharmaceuticals - 0.6%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	999,448
Pipelines - 3.5%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,030,595
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,023,473
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	989,781
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027(a)	1,000,000	999,233
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	503,769
		5,546,851
REITs - 3.0%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,049,000
Public Storage Operating Co., 5.38% (SOFR + 0.70%), 04/16/2027	1,000,000	1,004,944
Realty Income Corp., 5.05%, 01/13/2026	800,000	799,150
Weyerhaeuser Co., 4.75%, 05/15/2026	1,000,000	1,000,806
		4,853,900
Software - 1.3%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,025,059
Transportation - 1.3%
TTX Co., 5.50%, 09/25/2026(a)	2,000,000	2,024,791
Water - 0.6%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,002,764
TOTAL CORPORATE BONDS (Cost $75,645,620)		76,303,423
U.S. TREASURY SECURITIES - 15.4%
U.S. Treasury Note/Bond
4.13%, 01/31/2025	4,500,000	4,496,786
4.25%, 05/31/2025	3,000,000	2,997,157
5.00%, 08/31/2025	8,000,000	8,031,363
3.63%, 05/15/2026	500,000	495,625
4.25%, 03/15/2027	1,000,000	1,002,070
4.63%, 06/15/2027	3,500,000	3,541,494
3.88%, 10/15/2027	4,000,000	3,973,906
TOTAL U.S. TREASURY SECURITIES (Cost $24,532,950)		24,538,401
ASSET-BACKED SECURITIES - 12.0%
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	1,357,149	1,368,191
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	1,000,000	1,004,943

The accompanying notes are an integral part of these financial statements.

3

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES -(Continued)
CPS Auto Trust
Series 2023-C, Class A, 6.13%, 09/15/2026(a)	$53,350	$53,409
Series 2024-D, Class A, 4.91%, 06/15/2028(a)	458,892	459,323
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030(a)	1,000,000	1,001,522
DT Auto Owner Trust, Series 2023-3A, Class A, 6.29%, 08/16/2027(a)	276,773	277,894
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036(a)	2,906,555	2,899,575
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029(a)	711,316	714,815
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	1,000,000	1,011,773
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026(a)	1,000,000	1,009,440
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026(a)	159,986	159,827
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028(a)	1,500,000	1,512,841
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	455,368	455,510
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028(a)	852,820	857,930
Santander Consumer USA Holdings, Inc., Series 2024-5, Class A2, 4.88%, 09/15/2027	2,000,000	2,002,654
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027(a)	1,000,000	1,013,866
Tesla Auto Lease Trust
Series 2023-A, Class A3, 5.89%, 06/22/2026(a)	1,000,000	1,003,774
Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	2,000,000	1,997,165
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17%, 08/10/2026(a)	416,022	416,891
TOTAL ASSET-BACKED SECURITIES (Cost $19,147,335)		19,221,343
MORTGAGE-BACKED SECURITIES - 8.4%
Commercial Mortgage-Backed Securities - 8.3%
BX Trust
Series 2021-RISE, Class A, 5.47% (1 mo. Term SOFR + 0.86%), 11/15/2036(a)	2,535,987	2,524,651
Series 2024-CNYN, Class A, 6.05% (1 mo. Term SOFR + 1.44%), 04/15/2041(a)	1,911,978	1,916,962
Series 2024-MF, Class A, 6.05% (1 mo. Term SOFR + 1.44%), 02/15/2039(a)	885,455	886,917
Series 2024-VLT4, Class B, 6.55% (1 mo. Term SOFR + 1.94%), 07/15/2029(a)	4,000,000	4,013,767
CONE Trust, Series 2024-DFW1, Class B, 6.90% (1 mo. Term SOFR + 2.29%), 08/15/2041(a)	3,000,000	3,006,872
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 5.10%, 09/10/2038(a)(b)	1,000,000	990,674
		13,339,843
U.S. Government Securities - 0.1%
FHLMC ARM
Pool 782784, 6.80% (1 yr. CMT Rate + 2.25%), 10/01/2034	39,265	40,844
Pool 847671, 7.21% (RFUCCT1Y + 1.85%), 04/01/2036	9,579	9,928

The accompanying notes are an integral part of these financial statements.

4

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES -(Continued)
U.S. Government Securities -(Continued)
FNMA ARM
Pool 562912, 5.40% (1 yr. CMT Rate + 2.11%), 04/01/2030	$12,398	$12,325
Pool 743454, 7.20% (RFUCCT1Y + 1.70%), 10/01/2033	10,609	10,732
Pool 755253, 6.00% (RFUCCT1Y + 1.75%), 11/01/2033	54,110	54,539
		128,368
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,384,412)		13,468,211
	Shares
SHORT-TERM INVESTMENTS - 16.8%
Money Market Funds - 1.7%
Fidelity Government Portfolio - Class Institutional, 4.51%(c)	2,787,182	2,787,182
	Par
U.S. Treasury Bills - 15.1%
5.27%, 12/12/2024(d)	$1,000,000	998,740
4.65%, 02/20/2025(d)	8,500,000	8,417,318
4.40%, 04/10/2025(d)	5,000,000	4,922,519
4.38%, 05/15/2025(d)	10,000,000	9,804,225
		24,142,802
TOTAL SHORT-TERM INVESTMENTS (Cost $26,923,667)		26,929,984
TOTAL INVESTMENTS - 100.4% (Cost $159,633,984)		$160,461,362
Liabilities in Excess of Other Assets - (0.4)%		(681,591)
TOTAL NET ASSETS - 100.0%		$159,779,771

Percentages are stated as a percent of net assets.
ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury Rate
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $45,705,806 or 28.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Statement of Assets and Liabilities
November 30, 2024

Assets:
Investments in securities, at value (cost $159,633,984)	$160,461,362
Cash	259
Receivable for securities sold	970
Receivable for fund shares sold	1,228
Interest receivable	1,394,257
Prepaid expenses	18,308
Total assets	161,876,384
Liabilities:
Payable for securities purchased	2,000,000
Investment advisory fees	25,415
Administration fees	16,055
Custody fees	3,473
Transfer agent fees and expenses	17,947
Fund accounting fees	2,141
Audit fees	20,374
Legal fees	1,354
Chief Compliance Officer fee	1,773
Trustees’ fees and expenses	3,594
Accrued expenses	4,487
Total liabilities	2,096,613
Net Assets	$159,779,771
Net Assets Consist of:
Paid-in capital	$159,692,810
Total accumulated earnings	86,961
Net assets	$159,779,771
Net asset value, offering price and redemption price per share	$10.04
shares issued and outstanding (unlimited number of shares authorized, par value $0.01)	15,921,339

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Statement of Operations
Year Ended November 30, 2024

Investment Income:
Interest	$7,562,813
Total investment income	7,562,813
EXPENSES:
Investment advisory fees (Note 4)	296,523
Administration fees (Note 4)	99,349
Transfer agent fees and expenses (Note 4)	44,252
Sub-transfer agent fees (Note 4)	23,311
Audit fees	22,874
Registration fees	22,471
Trustees’ fees and expenses	21,169
Fund accounting fees (Note 4)	14,784
Custody fees (Note 4)	14,531
Chief Compliance Officer fee (Note 4)	10,939
Legal fees	7,657
Reports to shareholders	6,520
Insurance	4,776
Miscellaneous	3,706
Total expenses	592,862
Less: fee waiver by adviser (Note 4)	(14,643)
Net expenses	578,219
Net investment income	6,984,594
Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	17,929
Net change in unrealized appreciation/(depreciation) on investments	1,520,292
Net gain on investments	1,538,221
Net increase in net assets resulting from operations	$8,522,815

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year Ended November 30,
	2024	2023
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$6,984,594	$4,409,763
Net realized gain/(loss) on investments	17,929	(362,878)
Net change in unrealized appreciation/(depreciation) on investments	1,520,292	2,250,352
Net increase in net assets resulting from operations	8,522,815	6,297,237
Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(6,977,261)	(4,338,533)
Total dividends and distributions	(6,977,261)	(4,338,533)
Capital Share Transactions:
Proceeds from shares sold	20,472,344	29,846,358
Distributions reinvested	6,741,458	4,153,193
Payment for shares redeemed	(8,296,131)	(27,134,746)
Net increase in net assets from capital share transactions	18,917,671	6,864,805
Total increase in net assets	20,463,225	8,823,509
Net Assets, Beginning of year	139,316,546	130,493,037
Net Assets, End of year	$159,779,771	$139,316,546
Transactions in Shares:
Shares sold	2,042,130	3,026,725
Shares issued on reinvestment of distributions	674,844	421,262
Shares redeemed	(830,579)	(2,757,115)
Net increase in shares outstanding	1,886,395	690,872

The accompanying notes are an integral part of these financial statements.

8

PIA SHORT-TERM SECURITIES FUND
Financial Highlights
(For a fund share outstanding throughout each year)

	Year Ended November 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$9.93	$9.78	$10.05	$10.12	$10.07
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.47	0.35	0.12	0.06	0.13
Net realized and unrealized gain/(loss) on investments	0.11	0.14	(0.27)	(0.05)	0.06
Total from investment operations	0.58	0.49	(0.15)	0.01	0.19
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.47)	(0.34)	(0.12)	(0.08)	(0.14)
Total distributions	(0.47)	(0.34)	(0.12)	(0.08)	(0.14)
Net asset value, end of year	$10.04	$9.93	$9.78	$10.05	$10.12
Total return	5.95%	5.10%	−1.49%	0.11%	1.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$159,780	$139,316	$130,493	$141,947	$200,329
Ratio of expenses to average net assets:
Net of fee waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.40%	0.44%	0.43%	0.43%	0.42%
Ratio of net investment income to average net assets:
Net of fee waivers	4.71%	3.54%	1.20%	0.66%	1.23%
Before fee waivers	4.70%	3.49%	1.16%	0.62%	1.20%
Portfolio turnover rate	64%	65%	25%	44%	58%

The accompanying notes are an integral part of these financial statements.

9

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024
NOTE 1 – ORGANIZATION
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities. The Fund commenced operations on April 22, 1994.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

10

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. All short-term capital gains are included in ordinary income for tax purposes.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended
November 30, 2024, there were no reclassifications between paid-in capital and distributable earnings.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Fund tags information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements as of the compliance date of July 24, 2024.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.
In March 2020, the FASB issued Accounting Standards 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (SOFR) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered

11

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended November 30, 2024, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of November 30, 2024, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

12

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2024, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2024.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ —	$76,303,423	$ —	$76,303,423
U.S. Treasury Securities	—	24,538,401	—	24,538,401
Asset-Backed Securities	—	19,221,343	—	19,221,343
Mortgage-Backed Securities	—	13,468,211	—	13,468,211
Money Market Funds	2,787,182	—	—	2,787,182
U.S. Treasury Bills	—	24,142,802	—	24,142,802
Total Investments	$2,787,182	$157,674,180	$—	$160,461,362

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

13

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund. For the year ended November 30, 2024, the Fund incurred $296,523 in advisory fees.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2024, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $14,643; no amounts were reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/25	48,575
11/30/26	58,805
11/30/27	14,643
$122,023

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2024, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $23,311 of sub-transfer agent fees during the year ended November 30, 2024.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

14

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$ 74,240,523	$54,960,084	$26,574,541	$25,527,591

NOTE 6 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the year ended November 30, 2024.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 are as follows:

	November 30,
	2024	2023
Ordinary income	$6,977,261	$4,338,533

As of November 30, 2024 the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$159,633,984
Gross unrealized appreciation	917,678
Gross unrealized depreciation	(90,300)
Net unrealized appreciation(a)	827,378
Undistributed ordinary income	108,119
Undistributed long-term capital gains	—
Total distributable earnings	108,119
Other accumulated gains/(losses)	(848,536)
Total accumulated earnings/(losses)	$86,961

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$426,942	$421,594	$848,536

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates;

15

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
U.S. Government Securities Risk. Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.
•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

16

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)
•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Mortgage-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks. Although the fluctuations in value of adjustable and floating rate instruments should be minimized as a result of changes in market interest rates compared to fixed-rate debt instruments, because such floating rates only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund.

•	High Yield Securities Risk. Securities with ratings lower than BBB- or Baa3 are known as “high yield”
securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, Teamsters & Food Employers Security Trust Fund and Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 42.14% and 30.30%, respectively, of the outstanding shares of the Fund.
NOTE 10 – REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING (Unaudited)
At the board meeting held on June 27, 2024, the Board nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares	Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

17

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2024(Continued)

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

18

PIA SHORT-TERM SECURITIES FUND
Report of Independent Registered Public Accounting Firm
To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2025

19

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/4/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/4/25

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	2/5/25

* Print the name and title of each signing officer under his or her signature.